Risk information - Operational risk and sustainability risk (Details)	12 Months Ended
Dec. 31, 2018 item
Operational risk
Risk information
Number of quarters scope of losses due to incidents is assessed	4
Sustainability risk | Europe
Risk information
Number of A projects to which loans were granted	1
Number of B projects to which loans were granted	2
Sustainability risk | America
Risk information
Number of B projects to which loans were granted	3